Provision for Doubtful Debts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening provision	$ 9,450	$ 10,383
Amounts used during the year	(2,733)	(3,782)
Amounts provided during the year	5,116	4,651
Amounts released during the year	(3,106)	(1,814)
Foreign exchange	203	12
Closing provision	$ 8,930	$ 9,450